Employee Benefits Plan - Summary of Defined Benefit Obligation Analyzed by Participant Group and Geography (Parenthetical) (Detail)	Oct. 01, 2018
Financial & risk [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Percentage of ownership sold	55.00%